Putnam Investments

100 Federal Street

Boston, MA 02110

February 16, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam VT Global Equity Fund (the “Fund”), a series of Putnam Variable Trust (Reg. Nos. 33-17486) (811-05346) (the “Trust”) - Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment contains disclosure, which reflects a new fund name, principal investment strategies and risks, and changes in the Fund’s fundamental investment restriction with respect to diversification, in connection with the repositioning of the Fund as “Putnam VT Focused International Equity Fund”.

The Fund made a PRE14A filing with the Commission related to the upcoming changes for the Fund. The changes described in the Amendment remain subject to shareholder approval. If approved by shareholders at the March 18, 2021 shareholder meeting, the changes would take effect on April 30, 2021.

Any comments or questions on this filing may be directed to the undersigned at 1-800-760-0044.

Very truly yours,

Caitlin Robinson, Esq.

cc:	James E. Thomas, Esq.
Ropes & Gray LLP